Business Description and Basis of Presentation	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Business Description and Basis of Presentation [Text Block]
Note 1	Business Description and Basis of Presentation

Business

Anavex Life Sciences Corp. (the “Company”) is a clinical stage biopharmaceutical company engaged in the development of drug candidates to treat Alzheimer’s disease, other central nervous system (CNS) diseases, and various types of cancer. The Company’s lead compounds ANAVEX 2-73 and ANAVEX PLUS, a combination of ANAVEX 2-73 with donepezil (Aricept), are being developed to treat Alzheimer’s disease and potentially other central nervous system (CNS) diseases.

In December 2014 a Phase 2a clinical trial was initiated for ANAVEX 2-73, which is being evaluated for the treatment of Alzheimer’s disease. The randomized trial is designed to assess the safety and exploratory efficacy of ANAVEX 2-73 alone as well as in combination with donepezil (ANAVEX PLUS) in patients with mild to moderate Alzheimer’s disease. ANAVEX 2-73 targets sigma-1 and muscarinic receptors, which have been shown in preclinical studies to reduce stress levels in the brain and to reverse the pathological hallmarks observed in Alzheimer’s disease. ANAVEX 2-73 showed no serious adverse events in a previously performed Phase 1 study. In pre-clinical studies, ANAVEX 2-73 demonstrated anti-amnesic and neuroprotective properties in various animal models including the transgenic mouse model Tg2576.

The Company intends to identify and initiate discussions with potential partners in the next 12 months. Further, the Company may acquire or develop new intellectual property and assign, license, or otherwise transfer our intellectual property to further its goals.

Basis of Presentation

These interim condensed consolidated financial statements have been prepared, without audit pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, certain information and footnote disclosures normally included in the annual financial statements in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for fair presentation of the information contained herein. These interim condensed financial statements should be read in conjunction with the audited financial statements included in its annual report on Form 10-K for the year ended September 30, 2014. The Company follows the same accounting policies in the preparation of interim reports.

Operating results for the three months ended December 31, 2014 are not necessarily indicative of the results that may be expected for the year ending September 30, 2015.

Basic and Diluted Loss per Share

The basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding. Diluted loss per common share is computed similar to basic loss per common share except that the denominator is increased to include the weighted average of all potentially dilutive shares of common stock that were outstanding during the period. Additionally, the numerator is also adjusted for changes in fair value of the derivative financial instruments where it is presumed they will be share settled.

As of December 31, 2014, loss per share excludes 107,265,140 (2013 – 9,023,966) potentially dilutive common shares related to outstanding options, warrants, and convertible debentures as their effect was anti-dilutive.

Note 1	Business Description and Basis of Presentation

Business

Anavex Life Sciences Corp. (the “Company”) is a clinical stage biopharmaceutical company engaged in the development of drug candidates to treat Alzheimer’s disease, other central nervous system (CNS) diseases, and various types of cancer. The Company’s lead compounds ANAVEX 2-73 and ANAVEX PLUS, a combination of ANAVEX 2-73 with donepezil (Aricept), are being developed to treat Alzheimer’s disease and potentially other central nervous system (CNS) diseases.

In December 2014 a Phase 2a clinical trial was initiated for ANAVEX 2-73, which is being evaluated for the treatment of Alzheimer’s disease. The randomized trial is designed to assess the safety and exploratory efficacy of ANAVEX 2-73 alone as well as in combination with donepezil (ANAVEX PLUS) in patients with mild to moderate Alzheimer’s disease. ANAVEX 2-73 targets sigma-1 and muscarinic receptors, which have been shown in preclinical studies to reduce stress levels in the brain and to reverse the pathological hallmarks observed in Alzheimer’s disease. ANAVEX 2-73 showed no serious adverse events in a previously performed Phase 1 study. In pre-clinical studies, ANAVEX 2-73 demonstrated anti-amnesic and neuroprotective properties in various animal models including the transgenic mouse model Tg2576.

The Company intends to identify and initiate discussions with potential partners in the next 12 months. Further, the Company may acquire or develop new intellectual property and assign, license, or otherwise transfer our intellectual property to further its goals.

Basis of Presentation

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America and the instructions to Form 10-K.

Certain amounts for the prior periods have been reclassified to conform to the current period’s presentation. These reclassifications did not impact reported results or earnings per share.